Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2024	December 31, 2023
	(unaudited)
Construction in progress	$7,238,320	$44,139,576
Machinery	111,831,332	84,976,059
Building	18,208,030	14,996,749
Office equipment	7,035,476	847,144
Vehicle	364,217	382,000
	144,677,375	145,341,528
Less: accumulated depreciation	(13,865,319)	(2,559,970)
	$130,812,056	$142,781,558

Depreciation expense was $11,650,157 and $10,273 for the six months ended June 30, 2024 and 2023, respectively.

The Company commenced its operations since November 2022. For the six months ended June 30, 2024 and 2023, the Company incurred costs in designing plants, construction of plants, installation of machinery in the plants, which were incremental costs to construct a plant. As of June 30, 2024 and December 31, 2023, all of the property and equipment were collateralized for the long-term borrowings from BIDV.

As of June 30, 2024, the Company has drawn down loans of approximately $22.4 million from BIDV and had unused line of credit of approximately $67.6 million. As of December 31, 2023, the Company has drawn down loans of approximately $11.8 million from BIDV and had unused line of credit of approximately $78.2 million.

5.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Construction in progress	$44,139,576	$516,072
Machinery	84,976,059	—
Building	14,996,749	—
Office equipment	847,144	355
Vehicle	382,000	—
	145,341,528	516,427
Less: accumulated depreciation	(2,559,970)	(17)
	$142,781,558	$516,410

Depreciation expense was $2,607,276 and $16 for the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2023.

The Company commenced its operations since November 2022. For the year ended December 31, 2023, the Company incurred costs in designing plants, construction of plants, installation of machinery in the plants, which were incremental costs to construct a plant. As of December 31, 2023, all of the property and equipment were collateralized for the borrowings from BIDV.

As of December 31, 2023, the Company has drawn down loans of approximately $11.8 million from BIDV and had unused line of credit of approximately $78.2 million.